SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS’ EQUITY

Ordinary shares:

The ordinary shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

Shares developments:

a.	On July 6, 2020, pursuant to the Company’s shareholders approval, the Company effected a 3-for-1 reverse split of the Company’s ordinary shares and convertible preferred shares.

b.

In addition, on the IPO closing date, the Company granted to the underwriters of the IPO warrants to purchase 125,000 ordinary shares, which equals five percent (5%) of the total number of units sold in the IPO, excluding the over-allotment option, at an exercise price $10.00 per share. The warrants (the “Underwriters’ Warrants”) contain a cashless exercise feature. The Underwriters’ Warrants are exercisable for ordinary shares on a cash or cashless basis at an exercise price of $10.00 per ordinary share which price reflects 125% of the public offering price of the units issued in the offering. The Underwriters’ Warrants are exercisable following twelve (12) months after the effective date of the registration statement relating to the IPO and expire five (5) years after such effective date. The Underwriters’ Warrants are non-transferable.

As part of the IPO, the Company granted the IPO underwriters an over-allotment to purchase up to 375,000 additional warrants at the public offering price of $0.01, less the underwriting discounts and commissions.

On October 5, 2020 the underwriters exercised their over-allotment option and were issued warrants to purchase 375,000 ordinary shares in return for net amount of $3. The warrants are exercisable through September 3, 2025, at an exercise price of $8.80.

c.

On March 11, 2021, the Company issued to certain institutional investors (the “Purchasers”) 1,304,346 ordinary shares and warrants to purchase up to an aggregate of 652,173 ordinary shares at a combined purchase price of $4.60 per ordinary share and accompanying warrant in a Private Investment in Public Equity ("Private placement") pursuant to a securities purchase agreement. The private placement resulted in gross proceeds of approximately $6,000. The Company received net amount of $5,554 less issuance costs.

On July 22, 2021, as a result of an exercise of warrants to purchase 419,673 shares held by one of the Purchasers, the Company received gross proceeds of $1,930.

In connection with the private placement, the Company also entered into a Registration Rights Agreement, dated as of March 8, 2021, with the Purchasers (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company filed a registration statement (the “Registration Statement”), with the SEC to register the resale of the ordinary shares and the ordinary shares issuable upon exercise of the warrants. The Registration Statement was declared effective on April 9, 2021.

The Company paid the placement agents of the private placement a cash placement fee equal to $390 and an expense reimbursement of $40. The Company also issued to the placement agents warrants to purchase 52,173 ordinary shares, at an exercise price of $5.06 per ordinary share and a term expiring on March 10, 2026. The Company paid a total of approximately $500 in placement agent fees and other expenses.

Warrants and warrants units

The following table summarizes the warrants and warrants units outstanding as of December 31, 2021:

Type	ISSUANCE DATE	NUMBER OF WARRANTS	EXERCISE PRICE	EXERCISABLE THROUGH
August 2019 warrants (note 5b)	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants (note 5b)	December 9, 2019	92,321	$6.72 (*)	December 8, 2024
Warrants to 2019 Convertible Notes placement agent (note 5c)	December 9, 2019	55,785	$6.72 (*)	December 8, 2024
Warrants to underwriters (note 9)	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriters (note 9)	October 5, 2020	375,000	$8.80	September 3, 2025
IPO warrants (note 1d, note 5b)	September 3, 2020	2,812,170	$8.80	September 3, 2025
PIPE warrants (note 1c)	March 11, 2021	232,500	$4.60	September 10, 2026
Warrants to PIPE placement agent (note 1c)	March 11,2021	52,173	$5.06	March 8, 2026

Total		3,950,217

(*) Each warrant is exercisable into a unit consisting of one share and one warrant

Share-based compensation:

a.	The 2008 Plan

On August 7, 2008, the Board of Directors approved the adoption of the 2008 Share Option Plan (the “2008 Plan”). As of December 31, 2021, and 2020, 153,882 share options were outstanding and no share options were available for future grant under the 2008 Plan. Each share option granted is exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable share option agreement, provided that no share option will be granted with a term in excess of 10 years.

The intrinsic value of share options outstanding and exercisable as of December 31, 2021, 2020 and 2019 was $168, $651 and $275, respectively.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2019	153,882	$0.24	4.25
Options granted in 2020
Options outstanding as of December 31, 2020	153,882	$0.24	3.25
Options granted in 2021
Options outstanding as of December 31, 2021	153,882	$0.24	2.25

Options exercisable as of December 31, 2021	153,882	$0.24	2.25

b.	The 2019 Plan

On July 2, 2019, the Board of Directors approved the adoption of the 2019 Share Option Plan (the “2019 Plan”). Under the 2019 Plan, the Company may grant its officers, directors, employees and consultants share options of the Company. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable share option agreement, provided that no share option will be granted with a term in excess of 10 years.

Upon the adoption of the 2019 Plan, the Company reserved for issuance 971,476 ordinary shares. As of December 31, 2021, share options to purchase 971,476 ordinary shares were outstanding (as of December 31, 2020, share options to purchase 219,456 ordinary shares were outstanding).

On February 23, 2021, the shareholders of the Company approved the grant of options to purchase an aggregate of 300,000 ordinary shares to three current board members, the Chairman of the board of directors and to the Chief Technology Officer (who is also a director). Each was granted with options to purchase 60,000 ordinary shares of the Company. The options are exercisable to acquire one Ordinary share of the Company at an exercise price of $4.50 per share. The options vest on a quarterly basis over thirty-six months, so that 1/12 of the options shall vest on the last day of each three-month period, provided that on such date each of the serving directors and Chief Technology Officer, shall serve in such capacity. The options will expire after ten years from their grant date.

In January through May 2021 the Company granted an aggregate of 452,020 options to employees. The options are exercisable at exercise prices ranging from $3.01 to $5.74 per share. The options vest over a four year period, 4/16 of the options shall vest following the lapse of a period of twelve months commencing at the date of grant. The remaining 12/16 of the options shall vest on quarterly basis, so that 1/12 of the options shall vest on the expiry of each quarter, provided that on such date each of the employees shall continue to provide the services as an employee of the Company. The options will expire after ten years from their grant date.

The following table summarizes information about options granted to employees:

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted average Exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	219,456	2.62	219,456	2.62	-	-

Granted	752,020	5.07	-	-	219,456	2.62

Forfeited	-	-	-	-	-	-

Exercised	-	-	-	-	-	-

Outstanding at the end of the year	971,476	4.51	219,456	2.62	219,456	2.62

Exercisable at the end of the year	361,280	3.58	200,269	2.55	156,386	2.77

c.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees in 2019 plan for the years ended on December 31, 2021, 2020 and 2019:

Year ended December 31
	2021	2020	2019
Expected life	5.86-6.11	-	5.75-10
Risk-free interest rates	0.52%-1.13%	-	1.43%-2.13%
Volatility	69.67%-78.99%	-	82.29%-85.56%
Dividend yield	-	-	-
Exercise price	$3.013-5.738	-	$0.24-3.339

The Company recognized $713 and $18 during the years ended December 31, 2021 and 2020, respectively, as share-based compensation expense which was included in general and administrative expenses, and $99 and $18 during the years ended December 31, 2021 and 2020, respectively, as share-based compensation expense which was included in research and development expenses.

The following table summarizes information about share options outstanding and exercisable in 2019 plan to employees and directors during the years ended December 31, 2020 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2020	219,456	$2.62	8.56
Options granted in 2021	752,020	$5.06	9.05
Options outstanding as of December 31, 2021	971,746	$4.51	8.72

Options exercisable as of December 31, 2021	361,280	$3.58	8.14

The intrinsic value of share options outstanding as of December 31, 2021 and 2020 was $224 and $407, respectively. The intrinsic value of share options exercisable as of December 31, 2021 and 2020 was $224 and $385, respectively.

d.
In August 2020, the Company entered into an IR/PR service agreement (the “Service Agreement”) with Crescendo Communications, LLC (“Crescendo”), for a period of two years, commencing immediately after the IPO closing date, and in consideration for 152,110 restricted Company's ordinary shares, reflecting 3.75% of the Company's' share capital fully diluted Pre-IPO. On August 23, 2020, the Company's Board of Directors approved the Service Agreement with Crescendo and the grant of the abovesaid ordinary shares. The Company recognized $412 and $137 during the year ended December 31, 2021 and 2020 as share-based compensation expense related to the shares. As of December 31, 2021, the foregoing shares have not been formally issued.